Property, Plant and Equipment - Mining assets (Narrative) (Details) - ZAR (R) R in Millions		12 Months Ended
	Jan. 01, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		R 3,508	R 4,054	R 2,570
Life-of-mine plans (term)		5 years
Hidden Valley
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate		9.02%	10.13%	9.91%
Hidden Valley | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Stripping activities		R 598	R 1,160
Depreciation expense, capitalised stripping costs		668	89
Transferred to mining assets		438	607
Kalgold | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Stripping activities		84	48
Depreciation expense, capitalised stripping costs		R 17	R 13
Joel | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Percentage spent	98.00%
Transferred to mining assets	R 897
Bottom of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate		9.62%	8.90%	8.35%
Top of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate		11.53%	11.10%	10.25%
Had the group only used proved and probable reserves in its calculations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		R 3,533	R 4,116	R 2,753